Deposit-Type Contracts	21 Months Ended
Sep. 30, 2020
Separate Accounts Disclosure [Abstract]
Deposit-Type Contracts

Note 13. Deposit-Type Contracts

The Company’s deposit-type contracts represent the contract value that has accrued to the benefit of policyholders as of the balance sheet date. Liabilities for these deposit-type contracts are included without reduction for potential surrender charges. This liability is equal to the accumulated account deposits, plus interest credited, and less policyholder withdrawals.

The following table provides information about deposit-type contracts for the nine months ended September 30, 2020 and the year ended December 31, 2019:

	September 30, 2020	December 31, 2019
Beginning balance	$171,168,785	$7,234,927
US Alliance	547,193	657,986
Deposits received	279,537,157	161,392,700
Investment earnings (includes embedded derivative)	5,910,237	2,043,762
Withdrawals	(1,718,288)	(160,590)
Contract changes	(15,700)	—
Ending balance	$455,429,384	$171,168,785

The following table provides information about deposit-type contracts for the years ended December 31, 2019 and 2018:

	Year ended December 31,
	2019	2018
Beginning balance	$7,234,927	$8,314,297
US Alliance	657,986	804,187
Commutation of assumption agreement	—	(1,881,411)
Ironbound Reinsurance Company Limited	1,839,551	—
SDA Annuity & Life Re (includes MVA adjustment and embedded derivative)	194,940	—
Deposits received	161,392,700	650
Investment earnings (includes MVA adjustment and embedded derivative)	9,271	47,936
Withdrawals	(160,590)	(50,732)
Ending balance	$171,168,785	$7,234,927

Under the terms of American Life’s coinsurance agreement with a third party, American Life assumed certain deposit-type contract obligations. The deposits, withdrawals and interest credited in the table above represents the activity from the third party through July 31, 2018.